Financial Statement Components - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Depreciation expense		$ 200	$ 200
Other long-term assets		$ 1,889	2,107	$ 2,309
Write-off of deferred financing costs	$ 2,500
IPO [Member]
Other long-term assets			$ 1,500